UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2017 (Unaudited)

Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.3%
Alabama 0.1%
Alabama, Federal Aid Highway Finance Authority, Special Obligation Revenue, Series A, 5.0%, 6/1/2037	5,000,000	6,036,050
Alaska 0.3%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 0.9% **, 9/1/2017, SPA: JPMorgan Chase Bank NA	3,000,000	3,000,000
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	12,259,610
		15,259,610
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,930,224
5.0%, 12/1/2037	8,405,000	10,264,018
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	25,004,445
Series A, 5.25%, 7/1/2033	20,885,000	23,203,235
		60,401,922
California 11.1%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	200,000	211,428
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	115,000	121,296
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	11,765,000	13,583,045
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, Prerefunded, 6.0%, 7/1/2034	10,000,000	10,938,600
Series A, Prerefunded, 6.0%, 7/1/2039	7,500,000	8,203,950
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	22,162,183
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	40,556,950
5.0%, 2/1/2033	8,000,000	9,266,400
5.0%, 8/1/2034	11,790,000	13,997,324
5.0%, 8/1/2035	13,210,000	15,620,429
5.0%, 2/1/2043	20,000,000	23,009,800
5.0%, 5/1/2044	11,200,000	12,998,720
5.25%, 4/1/2035	15,340,000	18,027,415
California, State General Obligation, Various Purposes:
5.25%, 9/1/2026	18,765,000	21,844,336
5.25%, 9/1/2030	5,000,000	5,809,850
5.25%, 10/1/2032	25,000,000	29,164,000
6.0%, 11/1/2039	35,000,000	38,678,500
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	10,000,000	11,474,600
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	28,748,250
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	8,800,635
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,979,855
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2041	7,000,000	7,647,150
Series A, 144A, 5.0%, 12/1/2046	3,500,000	3,809,960
Los Angeles, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2042	4,220,000	4,874,944
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	27,516,250
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property:
Series B, 5.0%, 11/1/2031	21,820,000	26,263,425
Series B, 5.0%, 11/1/2032	29,295,000	35,101,269
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	17,097,280
Series B, 5.25%, 7/1/2039	12,000,000	12,822,960
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2034	7,000,000	7,675,010
Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,842,375
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series F, 5.0%, 5/1/2035	27,500,000	29,996,175
Series A, AMT, 5.0%, 5/1/2040	14,000,000	15,851,640
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,363,826
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,751,600
		560,811,430
Colorado 4.6%
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	42,880,500
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,655,158
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	18,922,962
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	8,000,000
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	20,354,400
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	35,568,155
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,693,050
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,437,800
Series A, AMT, 5.5%, 11/15/2029	14,705,000	17,005,009
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,417,702
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,766,950
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	3,137,884
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	29,191,543
		232,031,113
Connecticut 1.8%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	14,430,000
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,580,400
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,818,900
Connecticut, State Revolving Fund General Revenue, Green Bond:
Series A, 5.0%, 5/1/2032	5,000,000	6,110,600
Series A, 5.0%, 5/1/2033	5,130,000	6,239,875
Series A, 5.0%, 5/1/2034	18,125,000	21,942,125
		90,121,900
District of Columbia 2.3%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	2,400,000	2,937,168
Series A, 5.0%, 6/1/2032	9,000,000	10,701,540
Series A, 5.0%, 6/1/2033	2,800,000	3,410,372
Series A, 5.0%, 6/1/2033	7,500,000	8,882,925
Series A, 5.0%, 6/1/2034	4,000,000	4,848,800
District of Columbia, Georgetown University Revenue:
5.0%, 4/1/2032	2,500,000	3,017,800
5.0%, 4/1/2033	5,000,000	6,007,350
5.0%, 4/1/2034	5,000,000	5,979,200
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	31,477,283
Metropolitan Washington, DC, Airports Authority System Revenue:
AMT, 5.0%, 10/1/2030	5,250,000	6,345,623
AMT, 5.0%, 10/1/2031	3,850,000	4,630,780
AMT, 5.0%, 10/1/2032	2,250,000	2,696,400
Series A, AMT, 5.0%, 10/1/2030	7,750,000	9,000,463
Series A, AMT, 5.0%, 10/1/2031	5,355,000	6,345,889
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,905,300
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,390,993
		116,577,886
Florida 7.1%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	43,963,920
Florida, Central Expressway Authority Revenue, Senior Lien:
Series B, 4.0%, 7/1/2035	14,335,000	15,267,635
Series B, 4.0%, 7/1/2036	8,625,000	9,165,615
Series B, 4.0%, 7/1/2037	8,555,000	9,077,711
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	2,110,000	2,377,168
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,633,950
Florida, State Board of Public Education, Capital Outlay, Series B, 4.0%, 6/1/2032 (a)	7,135,000	7,947,034
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	545,000	562,625
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,972,420
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042 (a)	9,925,000	11,525,803
Series A, AMT, 5.0%, 10/1/2047 (a)	6,425,000	7,425,437
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2040	10,000,000	11,220,000
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	440,000	473,893
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,961,768
Marco Island, FL, Utility Systems Revenue:
Series A, Prerefunded, 5.0%, 10/1/2034	1,000,000	1,122,930
Series A, Prerefunded, 5.0%, 10/1/2040	1,000,000	1,122,930
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,929,114
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	16,482,900
Series B, AMT, 5.0%, 10/1/2040	14,145,000	16,456,717
Series A, 5.5%, 10/1/2041	30,000,000	32,576,400
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.375%, 10/1/2035	1,000,000	1,111,360
Series A-1, 5.375%, 10/1/2041	19,290,000	21,327,603
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,330,403
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,539,425
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,851,250
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	19,741,090
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.75%, 10/1/2043	2,880,000	2,993,846
Prerefunded, 5.75%, 10/1/2043	7,120,000	7,502,558
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc.:
Series A, 5.0%, 10/1/2035	2,280,000	2,622,547
Series A, 5.0%, 10/1/2036	4,135,000	4,745,657
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series B, 5.25%, 12/1/2029, INS: AGMC	3,820,000	4,016,424
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	515,165
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	6,567,420
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	19,778,524
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, 5.0%, 7/1/2040	7,250,000	7,932,153
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	245,000	254,459
5.25%, 9/1/2035, INS: AGC	280,000	291,620
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	7,080,000	7,263,301
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,985,000	3,225,472
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	1,515,000	1,626,034
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	10,000,000	11,365,400
		357,867,681
Georgia 4.7%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,665,081
Series B, 5.0%, 1/1/2037	720,000	808,574
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Prerefunded, 5.0%, 7/1/2039	5,000,000	5,379,450
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	6,013,700
Series B, 5.375%, 11/1/2039, INS: AGMC	13,915,000	15,201,163
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,140,300
Series B, 5.5%, 1/1/2033	4,000,000	4,054,240
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	2,635,000	2,984,032
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,499,087
Series A, 5.25%, 10/1/2033	3,635,000	4,162,402
Series A, 5.25%, 10/1/2036	11,115,000	12,713,448
Series A, 5.25%, 10/1/2041	29,000,000	33,084,070
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	3,155,000	3,584,175
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	1,940,000	2,107,306
Series A, 5.5%, 2/15/2045	4,720,000	5,105,624
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	17,440,000	18,411,582
Series B, 5.0%, 3/15/2019, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,285,800
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	2,700,000	2,940,192
Series B, 5.0%, 3/15/2020, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,377,200
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	19,707,257
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,851,150
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	4,635,000	5,514,167
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,095,950
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,125,000
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	445,000	453,339
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,388,663
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B, 4.0%, 10/1/2038	17,780,000	19,213,601
Georgia, State General Obligation, Series A-2, 5.0%, 2/1/2032	17,600,000	21,669,472
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,255,217
		236,791,242
Hawaii 0.8%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	16,800,000	18,283,104
Series A, AMT, 5.0%, 7/1/2041	8,930,000	10,195,024
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	6,000,000	6,489,420
Hawaii, State General Obligation, Series FG, 4.0%, 10/1/2036	6,250,000	6,764,250
		41,731,798
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	10,645,291
Illinois 4.8%
Chicago, IL, Airport Revenue, O'Hare International Airport, Third Lien:
Series A, 5.75%, 1/1/2039	2,190,000	2,486,876
Series A, Prerefunded, 5.75%, 1/1/2039	11,460,000	13,219,568
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.0%, 1/1/2034	7,000,000	7,934,850
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series B, 5.0%, 1/1/2034	1,540,000	1,819,294
Series C, 5.0%, 1/1/2034	6,000,000	6,984,480
Series B, 5.0%, 1/1/2035	7,560,000	8,825,620
Series C, 5.0%, 1/1/2035	6,375,000	7,395,319
Series B, 5.0%, 1/1/2036	3,845,000	4,507,840
Series B, 5.0%, 1/1/2037	3,845,000	4,490,691
Series C, 5.0%, 1/1/2037	9,105,000	10,518,369
Series B, 5.0%, 1/1/2038	5,385,000	6,279,718
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	5,086,440
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	10,459,000
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,377,648
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series A, 5.5%, 4/1/2044	2,905,000	3,081,856
Series D, Prerefunded, 6.5%, 11/1/2038	4,085,000	4,355,100
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,879,482
5.5%, 4/1/2039	4,800,000	5,100,000
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	7,189,708
Illinois, Metropolitan Pier & Exposition Authority, Special Assessment Revenue, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	6,467,193
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	19,751,394
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,158,800
Series A, 6.7%, 11/1/2021, INS: NATL	14,980,000	16,763,219
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	3,585,000	3,787,553
Illinois, State Finance Authority Revenue, Advocate Health Care Network, Series B, 5.375%, 4/1/2044	2,910,000	3,077,267
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,726,080
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, 5.0%, 1/1/2036	2,970,000	3,309,441
Series A, 5.0%, 1/1/2037	3,965,000	4,408,168
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	14,181,222
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	14,055,120
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	1,910,711
Northern Illinois, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2041	5,080,000	5,728,818
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,529,812
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,622,700
		243,469,357
Indiana 1.0%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	5,230,000	5,691,443
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2018, INS: NATL	2,175,000	2,269,372
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	19,002,472
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,114,934
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	9,150,480
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,206,600
		49,435,301
Kansas 0.4%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, ETM, 5.5%, 11/1/2017	1,000,000	1,007,990
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	14,705,340
Series A, 5.0%, 11/15/2034	4,965,000	5,594,910
		21,308,240
Kentucky 0.2%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,587,300
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,385,619
Series A, 5.25%, 6/1/2041	1,915,000	2,147,653
		8,120,572
Louisiana 0.2%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	3,218,502
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,307,250
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	450,000	449,964
		8,975,716
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,501,902
Maryland 1.7%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2038	11,000,000	12,705,770
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	20,000,000	22,971,600
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	3,400,000	3,765,432
Maryland, State Health & Higher Educational Facilities Authority Revenue, MedStar Health Obligated Group, Series A, 5.0%, 5/15/2042	14,735,000	16,865,976
Maryland, State Stadium Authority Revenue, Baltimore City Public Schools:
5.0%, 5/1/2035	5,000,000	5,853,700
5.0%, 5/1/2036	5,015,000	5,858,623
5.0%, 5/1/2041	16,000,000	18,491,680
		86,512,781
Massachusetts 4.3%
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	5,146,020
Series B, 5.0%, 5/1/2043	4,125,000	4,691,404
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	31,261,536
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	7,376
Series A-2, 5.5%, 11/15/2046	63,235	61,703
Series A-1, 6.25%, 11/15/2031	1,182,967	1,230,948
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	15,224,198
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	1,825,000	2,040,204
Massachusetts, State Development Finance Agency Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	4,785,000	5,129,185
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,128,480
Massachusetts, State General Obligation:
Series E, 4.0%, 9/1/2039	27,250,000	29,055,585
Series E, 4.0%, 9/1/2042	20,000,000	21,223,000
Series A, 5.0%, 7/1/2036	22,630,000	26,543,406
Series A, 5.0%, 3/1/2041	15,000,000	17,442,000
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	27,000,000	29,156,760
Series B, 5.25%, 10/15/2035	12,000,000	13,859,280
Massachusetts, State Water Resources Authority, Green Bond, Series C, 4.0%, 8/1/2036	10,000,000	10,850,400
		214,051,485
Michigan 1.3%
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	14,675,000	16,901,931
Series H, 5.125%, 10/15/2033	9,755,000	10,466,822
Series I, 6.0%, 10/15/2038	300,000	316,398
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2041	12,220,000	13,805,301
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	4,335,000	4,850,388
Michigan, State Hospital Finance Authority Revenue, Trinity Health Credit:
Series A-1, 6.5%, 12/1/2033	335,000	356,591
Series A-1, Prerefunded, 6.5%, 12/1/2033	1,760,000	1,884,573
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	7,200,000	7,736,472
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	10,180,592
		66,499,068
Minnesota 0.1%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	6,440,000	6,896,081
Mississippi 0.6%
Jackson County, MS, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.84% **, 9/1/2017	2,000,000	2,000,000
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, 2/1/2036	2,710,000	2,781,815
Mississippi, State General Obligation, Series A, 5.0%, 10/1/2033	10,000,000	12,156,100
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,015,350
Series A, 6.5%, 9/1/2032	7,420,000	7,787,216
		29,740,481
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, Prerefunded, 5.75%, 6/1/2039	2,150,000	2,331,654
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	12,115,053
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,647,009
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	735,000	803,539
		17,897,255
Nebraska 0.1%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	5,943,798
Nevada 0.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,405,550
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,370,900
New Jersey 2.2%
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,192,408
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	8,909,922
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	1,050,000	1,130,787
Series BBB, 5.5%, 6/15/2030	22,440,000	26,140,580
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,416,880
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 6/15/2035	6,000,000	6,662,520
Series A, 6.0%, 12/15/2038	11,075,000	11,632,626
New Jersey, State Turnpike Authority Revenue:
Series B, 5.0%, 1/1/2034	10,000,000	11,981,700
Series A, 5.0%, 1/1/2035	6,025,000	6,776,860
Series E, 5.0%, 1/1/2045	15,380,000	17,674,542
Series E, Prerefunded, 5.25%, 1/1/2040	5,250,000	5,559,908
		108,078,733
New York 14.6%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond:
Series B-2, 5.0%, 11/15/2033	12,550,000	15,385,672
Series B-2, 5.0%, 11/15/2034	10,940,000	13,334,657
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	2,550,000	2,640,474
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	19,421,985
Series D, 5.0%, 11/15/2038	13,635,000	15,872,231
Series B, 5.25%, 11/15/2044	25,000,000	29,438,750
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A2, 5.0%, 11/15/2027	9,000,000	11,107,350
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	500,000	605,005
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,570,875
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,254,980
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	2,275,000	2,437,845
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,751,276
Series B, 5.0%, 2/15/2035	30,000,000	35,161,500
Series F, 5.0%, 2/15/2035	5,000,000	5,439,000
Series A, 5.0%, 2/15/2037	5,240,000	6,225,330
Series A, 5.0%, 2/15/2038	5,525,000	6,548,727
Series A, 5.0%, 2/15/2039	3,950,000	4,671,073
Series C, 5.0%, 3/15/2041	10,000,000	11,162,300
Series C, 5.0%, 3/15/2042	14,750,000	17,115,900
Series E, 5.0%, 2/15/2044	10,000,000	11,609,600
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	51,279,300
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien, Series A, 5.0%, 1/1/2041	6,545,000	7,519,158
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	6,063,383
Series A, 5.0%, 4/1/2032	4,000,000	4,617,800
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	14,190,000	15,663,490
New York, State Transportation Development Corp., Special Facility Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	6,660,000	7,373,086
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,330,955
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,764,576
Series TE, 5.0%, 12/15/2035	4,000,000	4,692,800
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	13,972,560
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,426,403
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	7,062,180
Series FF, 5.0%, 6/15/2039	22,345,000	26,154,822
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution:
Series CC-1, 4.0%, 6/15/2038	5,505,000	5,976,118
Series EE, 5.375%, 6/15/2043	11,250,000	12,718,912
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-1, 4.0%, 8/1/2037	23,500,000	25,440,865
Series B-1, 4.0%, 8/1/2039	16,500,000	17,715,390
Series B-1, 5.0%, 8/1/2035	9,295,000	10,995,520
Series B-1, 5.0%, 8/1/2036	9,900,000	11,727,936
Series E-1, 5.0%, 2/1/2037	28,685,000	33,787,201
Series D-1, 5.0%, 2/1/2038	17,655,000	20,586,436
Series A-1, 5.0%, 11/1/2038	11,560,000	13,409,484
Series D-1, 5.0%, 11/1/2038	10,000,000	11,336,800
Series E-1, 5.0%, 2/1/2039	15,000,000	17,581,650
Series I, 5.0%, 5/1/2042	8,000,000	9,095,600
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018:
Series S-1, 5.0%, 7/15/2032	6,800,000	8,232,488
Series S-1, 5.0%, 7/15/2035	2,800,000	3,352,048
New York, NY, General Obligation:
Series A-1, 4.0%, 8/1/2034	22,230,000	24,524,581
Series A-1, 4.0%, 8/1/2036	7,585,000	8,317,483
Series B-1, 5.0%, 12/1/2031	2,000,000	2,427,140
Series D-1, 5.0%, 10/1/2033	25,000,000	28,444,750
Series D-1, 5.0%, 10/1/2034	5,000,000	5,676,200
Series I-1, 5.375%, 4/1/2036	2,125,000	2,270,924
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	1,795,000	2,102,914
5.0%, 9/1/2039	4,490,000	5,234,981
Port Authority of New York & New Jersey, One Hundred Ninety-Fifth:
AMT, 5.0%, 10/1/2035	9,175,000	10,719,703
AMT, 5.0%, 4/1/2036	18,000,000	20,983,500
Port Authority of New York & New Jersey, One Hundred Ninety-Seven, AMT, 5.0%, 11/15/2036	7,000,000	8,173,760
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2029	10,000,000	11,863,300
AMT, 5.0%, 10/15/2034	5,775,000	6,728,568
AMT, 5.0%, 10/15/2035	2,865,000	3,326,752
Port Authority of New York & New Jersey, Two Hundred Second:
AMT, 5.0%, 10/15/2033	6,560,000	7,775,830
AMT, 5.0%, 10/15/2034	5,250,000	6,203,610
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	665,000	757,661
Series A, AMT, 5.0%, 1/1/2036	2,100,000	2,387,658
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,199,720
		736,750,526
North Carolina 0.7%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,658,310
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	31,710,459
North Carolina, State Municipal Power Agency No.1, Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	1,560,000	1,638,156
		35,006,925
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,914,855
Ohio 2.9%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	6,835,000
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,107,240
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	170,000	170,279
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	110,000	113,337
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: NATL	70,000	70,913
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,056,403
5.0%, 1/1/2046	2,790,000	2,987,950
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	16,619,475
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,096,920
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	11,610,000	13,099,099
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	17,703,256
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,555,033
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	1,555,000	1,675,528
Ohio, Northeast Regional Sewer District, 5.0%, 11/15/2044	10,000,000	11,725,100
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	225,000	237,973
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	8,111,775
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,378,600
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	14,367,312
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,506,578
Series A-1, 5.25%, 2/15/2031	9,375,000	11,134,219
Series A-1, 5.25%, 2/15/2032	7,500,000	8,885,850
		147,437,840
Oklahoma 0.4%
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	15,450,000	17,100,832
Tulsa County, OK, Industrial Authority Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,575,000	1,727,240
		18,828,072
Oregon 0.4%
Oregon, State Department of Administration Services, Lottery Revenue:
Series A, 5.0%, 4/1/2035	6,610,000	7,997,836
Series A, 5.0%, 4/1/2036	10,000,000	12,071,200
		20,069,036
Pennsylvania 2.7%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	12,691,726
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,420,544
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	14,103,564
Pennsylvania, Commonwealth Financing Authority Revenue:
Series A, 5.0%, 6/1/2033	5,000,000	5,753,850
Series A, 5.0%, 6/1/2034	6,000,000	6,877,620
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,536,730
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	1,510,000	1,586,361
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	10,000,000	10,869,000
Series D, 5.0%, 8/15/2032	5,000,000	5,833,850
Pennsylvania, State Turnpike Commission Revenue:
Series B, 5.0%, 6/1/2033	12,000,000	13,744,920
Series A-1, 5.0%, 12/1/2040	15,000,000	17,071,200
Series A-1, 5.0%, 12/1/2041	9,645,000	10,790,730
Series C, 5.0%, 12/1/2044	4,840,000	5,506,855
Pennsylvania, State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds, 5.0%, 6/1/2035	11,000,000	12,509,200
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,696,314
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	1,090,000	1,148,566
Series 14, 4.0%, 10/1/2037	895,000	941,647
		133,082,677
Puerto Rico 0.1%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041 *	6,705,000	1,701,394
Series A, 5.5%, 8/1/2042 *	4,475,000	1,135,531
		2,836,925
Rhode Island 0.3%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	13,987,610
South Carolina 2.9%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,960,215
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	7,986,900
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	22,390,000	25,327,792
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	2,009,625
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
6.75%, 1/1/2019, INS: NATL	2,065,000	2,216,179
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,573,530
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	4,715,000	5,325,027
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	11,141,402
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2036	9,780,000	11,137,757
Series C, 5.0%, 12/1/2039	6,875,000	7,683,912
Series A, Prerefunded, 5.375%, 1/1/2028	85,000	90,123
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	35,555,000	41,021,937
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2036	17,705,000	21,020,261
		143,494,660
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, 5.0%, 7/1/2044	20,475,000	22,746,701
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,214,200
		25,960,901
Tennessee 0.6%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	810,000	828,978
Prerefunded, 5.5%, 4/1/2033	2,190,000	2,251,079
5.625%, 4/1/2038	1,230,000	1,258,905
5.75%, 4/1/2041	2,345,000	2,401,233
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
5.0%, 1/1/2028	7,755,000	9,630,004
5.0%, 1/1/2030	5,000,000	6,104,750
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019, GTY: The Goldman Sachs Group, Inc.	7,000,000	7,532,560
Series A, 5.25%, 9/1/2021, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,250,320
		32,257,829
Texas 14.7%
Aldine, TX, Independent School District:
5.0%, 2/15/2035	6,560,000	7,866,096
5.0%, 2/15/2036	9,000,000	10,766,970
5.0%, 2/15/2037	8,225,000	9,809,464
Austin, TX, Independent School District, Series B, 4.0%, 8/1/2033	9,000,000	9,951,570
Bexar County, TX, General Obligation, 4.0%, 6/15/2034	16,020,000	17,450,105
Central Texas, Regional Mobility Authority Revenue, 5.0%, 1/1/2040	3,750,000	4,281,413
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	4,730,000	5,364,671
Crowley, TX, Independent School District, School Building, 5.0%, 2/1/2047 (a)	13,000,000	15,043,990
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series B, 4.0%, 12/1/2036	11,855,000	12,746,377
Series B, 4.0%, 12/1/2037	10,500,000	11,263,245
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,907,615
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	20,378,535
Harris County, TX, Senior Lien:
Series A, 5.0%, 8/15/2033	5,000,000	5,940,000
Series A, 5.0%, 8/15/2034	3,000,000	3,548,220
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2032	3,510,000	4,004,910
Series A, 5.5%, 7/1/2039	10,000,000	10,370,200
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,238,627
Houston, TX, Utility Systems Revenue, First Lien:
Series B, 5.0%, 11/15/2034	32,315,000	38,597,682
Series D, 5.0%, 11/15/2036	7,000,000	7,946,190
Series B, 5.0%, 11/15/2038	3,370,000	3,905,965
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	10,715,000	12,344,216
Series A, 5.0%, 1/1/2039	4,230,000	4,920,674
Series B, 5.0%, 1/1/2040	8,825,000	9,882,500
Series C, 5.25%, 1/1/2044	20,000,000	20,912,600
First Tier, Series A, 5.625%, 1/1/2033	800,000	812,352
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	2,735,000	2,779,362
First Tier, 6.0%, 1/1/2043	30,000,000	34,246,200
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	9,109,840
Series A, 6.0%, 9/1/2041	6,675,000	7,851,135
San Antonio, TX, Electric & Gas Revenue, 4.0%, 2/1/2034	21,230,000	23,140,063
San Antonio, TX, Independent School District, 5.0%, 8/15/2029	8,475,000	10,368,484
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,931,140
5.0%, 8/15/2043	9,900,000	11,110,077
Prerefunded, 5.625%, 8/15/2035	740,000	840,300
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	20,965,306
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	24,425,000	27,127,870
Series A, 5.25%, 11/1/2038	20,000,000	22,288,600
Texas, Electric Revenue, ETM, Zero Coupon, 9/1/2017, INS: NATL	125,000	125,000
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	23,343,600
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	6,852,829
5.0%, 8/15/2035	6,130,000	6,901,706
5.0%, 8/15/2036	3,350,000	3,767,611
Texas, Love Field Airport Modernization Corp., General Airport Revenue:
AMT, 5.0%, 11/1/2033	1,250,000	1,459,925
AMT, 5.0%, 11/1/2034	1,000,000	1,162,690
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	29,370
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	21,694,800
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 0.67% of 3-month USD-LIBOR +0. 7 , 1.535% ***, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	19,800,000	18,894,546
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,000,000	24,488,400
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project:
5.0%, 11/1/2031	1,000,000	1,114,630
5.0%, 11/1/2040	1,070,000	1,164,064
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	5,575,000	6,308,726
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	2,750,000	3,323,788
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,647,176
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	2,250,000	2,504,543
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	4,500,000	4,985,685
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	21,215,000	23,405,873
Texas, State Municipal Power Agency Revenue:
Series 2015, ETM, Zero Coupon, 9/1/2017, INS: NATL	1,445,000	1,445,000
Series 2016, ETM, Zero Coupon, 9/1/2017, INS: NATL	4,430,000	4,430,000
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	6,106,320
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2039	10,000,000	11,762,500
Texas, State Transportation Commission Mobility Fund:
Series A, 5.0%, 10/1/2033	15,000,000	18,368,700
Series B, 5.0%, 10/1/2033	10,000,000	12,245,800
Texas, State Transportation Commission, State Highway Fund Revenue:
Series A, 5.0%, 10/1/2027	5,000,000	6,246,050
Series A, 5.0%, 10/1/2028	5,000,000	6,192,150
Series A, 5.0%, 10/1/2029	5,565,000	6,829,924
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	16,274,510
Series C, 5.0%, 8/15/2042	5,085,000	5,678,521
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2044	18,000,000	20,857,680
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
4.0%, 10/15/2035	10,770,000	11,704,297
4.0%, 10/15/2036	13,315,000	14,414,553
		738,743,531
Utah 0.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	13,435,000	15,497,676
Virginia 0.5%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2036	1,750,000	1,963,080
Virginia, State Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, 5.0%, 9/15/2027	11,425,000	14,263,884
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	665,000	674,742
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,305,451
		25,207,157
Washington 3.8%
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: NATL	6,725,000	6,711,886
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,283,800
Series A, 5.0%, 8/1/2032	2,500,000	2,848,450
Seattle, WA, Drainage & Wastewater Revenue:
4.0%, 4/1/2035	7,510,000	8,163,370
4.0%, 4/1/2036	6,850,000	7,418,756
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	9,621,194
Washington, Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/2035	10,000,000	11,860,400
Washington, Energy Northwest Electric Revenue, Columbia Generating Systems:
Series A, 5.0%, 7/1/2032	16,980,000	20,181,749
Series A, 5.0%, 7/1/2034	7,000,000	8,476,300
Washington, State General Obligation:
Series B, 5.0%, 7/1/2030	14,000,000	16,863,140
Series R-2015D, 5.0%, 7/1/2032	10,000,000	11,827,000
Series B, 5.0%, 2/1/2033	5,000,000	5,604,150
Series 2011A, 5.0%, 8/1/2033	20,000,000	22,118,000
Series A, 5.0%, 8/1/2035	12,190,000	13,815,658
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	11,260,000	11,773,231
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	1,715,000	1,963,795
5.0%, 8/15/2035	1,470,000	1,676,550
5.0%, 8/15/2036	980,000	1,115,024
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,744,237
Series C, 5.0%, 6/1/2033	6,000,000	6,786,900
Series C, 5.0%, 6/1/2041	11,000,000	12,348,270
		192,201,860
West Virginia 0.5%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	20,120,000	22,609,246
Wisconsin 1.2%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,520,660
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,020,000	2,256,865
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	3,530,000	3,943,010
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	9,446,475
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2036	5,000,000	5,785,850
Series A, 5.0%, 11/15/2039	15,000,000	17,245,650
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	14,124,657
		60,323,167
Total Municipal Bonds and Notes (Cost $4,681,313,187)		4,997,693,636
Underlying Municipal Bonds of Inverse Floaters (b) 1.2%
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (c)	3,023,487	3,344,843
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (c)	3,300,848	3,651,683
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (c)	3,663,166	4,052,512
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 2016-XM0289, 144A, 8.548%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
		11,049,038
Nevada 0.4%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (c)	6,252,645	6,454,585
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (c)	6,565,277	6,777,314
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (c)	6,372,122	6,577,921
Trust: Clark County, NV, General Obligation, Series 2016-XM0280, 144A, 12.109%, 12/1/2017, Leverage Factor at purchase date: 3 to 1
		19,809,820
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (c)	20,000,000	21,304,200
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Series 2016-XM0282, 144A, 15.68%, 4/1/2019, Leverage Factor at purchase date: 4 to 1
Texas 0.2%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (c)	10,000,000	11,080,900
Trust: Texas, Water Works & Sewer Systems Revenue, Series 2016-XM0288, 144A, 8.55%, 4/1/2018, Leverage Factor at purchase date: 2 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $60,743,977)		63,243,958
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $4,742,057,164)	100.5	5,060,937,594
Floating Rate Notes (b)	(0.7)	(37,782,545)
Other Assets and Liabilities, Net	0.2	10,878,415
Net Assets	100.0	5,034,033,464

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series C *	5.25%	8/1/2041	6,705,000	5,024,473	1,701,394
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A *	5.5%	8/1/2042	4,475,000	3,473,896	1,135,531
				8,498,369	2,836,925

* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current marketlevels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2017. Date shown reflects the earlier of demand date or stated maturity date.
*** Floating rate security. These securities are shown at their current rate as of August 31, 2017.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement
LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$5,060,937,594	$—	$5,060,937,594
Total	$—	$5,060,937,594	$—	$5,060,937,594

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Managed Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2017